QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
John H. Lively

PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2019

ITEM 1. SCHEDULE OF INVESTMENTS

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.29%

AEROSPACE & DEFENSE - 3.30%
Arotech Corp.*	117,101	$343,106

AGRICULTURAL PRODUCTS - 3.12%
S&W Seed Company*	120,989	324,251

COMMUNICATIONS EQUIPMENT - 6.31%
Lumentum Holdings Inc.*	5,941	335,904
ViaSat, Inc.*	4,118	319,145

		655,049

CONSUMER DISCRETIONARY - 15.55%
Carter’s, Inc.	3,108	313,255
Century Communities, Inc.*	13,439	322,133
The Children’s Place, Inc.	3,458	336,394
MasterCraft Boat Holdings, Inc.*	15,000	338,550
TravelCenters of America LLC*	74,013	304,193

		1,614,525

ENERGY - 8.91%
Arch Coal, Inc.	3,273	298,727
Archrock, Inc.	32,428	317,146
Southwestern Energy Company*	65,859	308,879

		924,752

FINANCIALS - 12.27%
CNO Financial Group, Inc.	19,800	320,364
Preferred Bank	7,357	330,844
The Progressive Corp.	4,250	306,382
Seacoast Banking Corporation of Florida*	12,005	316,332

		1,273,922

HEALTH CARE - 7.99%
Alimera Sciences, Inc.*	286,000	303,160
Novavax, Inc.*	130,332	71,800
Sensus Healthcare, Inc.*	40,000	280,800
Verastem, Inc.*	58,900	174,344

		830,104

INDUSTRIAL - 9.51%
Granite Construction Inc.	7,367	317,886
HC2 Holdings, Inc.*	135,408	331,750
Matthews International Corp.	9,145	337,908

		987,544

INFORMATION TECHNOLOGY - 5.86%
Iteris, Inc.*	69,755	290,878
Rogers Corp.*	2,000	317,760

		608,638

INTERNET SOFTWARE & SERVICES - 9.07%
Limelight Networks, Inc.*	101,740	328,620
Telenav, Inc.*	51,162	310,553
TiVo Corp.	32,475	302,667

		941,840

MATERIALS - 3.07%
Koppers Holdings Inc.*	12,259	318,489

REAL ESTATE - 9.36%
Clipper Realty Inc.	24,691	330,612
Industrial Logistics Properties Trust	15,803	318,747
UMH Properties, Inc.	22,874	322,066

		971,425

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (unaudited)

	Shares	Fair Value

SEMICONDUCTOR - 2.97%
Cohu, Inc.	20,925	$308,644

TOTAL COMMON STOCKS - 97.29%		10,102,289

MONEY MARKET - 5.32%
Money Market Fiduciary 0.0685%**	552,351	552,351

NET INVESTMENTS IN SECURITIES - 102.61%		10,654,640
Liabilities in excess of other assets - (2.61)%		(270,683)

NET ASSETS - 100.00%		$10,383,957

* Non-income producing
** Effective 7 day yield as of March 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$10,102,289	$–	$–	$10,102,289
Money Market	552,351	–	–	552,351

	$10,654,640	$–	$–	$10,654,640

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2019.

At March 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $12,219,077 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$460,577
Gross unrealized depreciation	(2,025,014)

Net unrealized depreciation	$(1,564,437)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By: /s/ David A. Bogaert
David A. Bogaert Principal Executive Officer
Date: May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: May 28, 2019

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: May 28, 2019